FORM N-SAR
SEMIANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/	/	(a)

	   or fiscal year ending:	12/31/99	(b)

Is this a transition report?	(Y/N)        N

Is this an amendment to a previous filing?	(Y/N)        N

Those items or sub-items with a box *[/]*after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:  Citicorp Life Variable Annuity Separate Account

	B.	File Number:  811-8628

	C.	Telephone Number:  (800) 497-4857

2.	A.	Street:  800 Silver Lake Boulevard

	B.	City:  Dover	  C.  State:  DE  D.  Zip Code:  19904  Zip Ext:

	E.	Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?	(Y/N)		N

4.	Is this the last filing on this form by Registrant?	(Y/N)		N

5.	Is Registrant a small business investment company  (SBIC)?	(Y/N)  	N
	[If answer is Y (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust  (UIT)?	(Y/N)		Y
	[If answer is Y (Yes), complete only items 111 through 132.]

7.	A.	Is Registrant a series or multiple portfolio company?  (Y/N)

		[If answer is N (No), go to item 8.]

	B.	How many separate series or portfolios did Registrant have at the end
		of the period?

				01				SEC 2100(10-94)

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For period ending   12/31/99

File number  811-  8628

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

111.	A.	[/]	Depositor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

	B.	[/]	File Number (If any):

	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

47

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For period ending   12/31/99

File number  811-   8628

113.	A.	[/]	Trustee Name:

	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

113.	A.	[/]	Trustee Name:

	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

	B.	[/]	File Number

	C.	[/]	City:  		  State:       Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

	B.	[/]	File Number

	C.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

	B.	[/]	City:  		  State:  	  Zip Code:  	  Zip Ext:

		[/]	Foreign Country:  		  Foreign Postal Code:


48

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For period ending   12/31/99

File number  811-   8628

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment
			companies?  (Y/N)
									Y/N

	B.	[/]	Identify the family in 10 letters:

			(NOTE:  In filing this form, use this identification consistently for all
			investment companies in the family.  This designation is for purposes
			of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance
			company?  (Y/N)
									Y/N

	If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts?  (Y/N)
									Y/N

	C.	[/]	Scheduled premium variable life contracts?  (Y/N)
									Y/N

	D.	[/]	Flexible premium variable life contracts?  (Y/N)
									Y/N

	E.	[/]	Other types of insurance products registered under the
			Securities Act of 1933?  (Y/N)
									Y/N

118.	[/]	State the number of series existing at the end of the period that
		had securities registered under the Securities Act of 1933.

119.	[/]	State the number of new series for which registration
		statements under the Securities Act of 1933 became effective during the period.

120.	[/]	State the total value of the portfolio securities on the
		date of deposit for the new series included in item 119
		($000s omitted)

121.	[/]	State the number of series for which a current prospectus was in
		existence at the end of the period.

122.	[/]	State the number of existing series for which additional units
		were registered under the Securities Act of 1933 during the current period.


49

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For period ending   12/31/99

File number  811-   8628

123.	[/]	State the total value of the additional units considered in
		answering item 122 ($000s omitted)  				$

124.	[/]	State the total value of units of prior series that were placed in
		the portfolios of subsequent series during the current period
		(the value of these units is to be measured on the date they were
		placed in the subsequent series)($000s omitted)  		$

125.	[/]	State the total dollar amount of sales loads collected  (before
		reallowances to other brokers or dealers) by Registrants principal
		underwriter and any underwriter which is an affiliated person of the
		principal underwriter during the current period solely from the
		sale of units of all series of Registrant ($000s omitted)  		$

126.		Of the amount shown in item 125, state the total dollar amount of
		sales loads collected from secondary market operations in
		Registrants units (include the sale loads, if any, collected
		on units of a prior series placed in the portfolio of a
		subsequent series.) ($000s omitted)  				$ 0

127.		List opposite the appropriate description below the number of series
		whose portfolios are invested primarily (based upon a percentage of
		NAV) in each type of security shown, the appropriate total assets at
		market value as of a date at or near the end of the current period of
		each such group of series and the total income distributions made by
		each group of series during the current period (Excluding distributions
		of realized gains, if any):


                                Number of     Total Assets   Total Income
                                 Series         ($000s       Distributions
                                Investing      omitted)      ($000s omitted)
A.	U.S.  Treasury direct Issue                 $             $

B.	U.S. Government agency                      $             $

C.	State and municipal tax-free                $             $

D.	Public utility debt                         $             $

E.	Brokers or dealers debt                     $             $
	  or debt of brokers or
	  dealers parent

F.	All other corporate                         $             $
 	intermed. & long-term debt

G.	All other corporate                         $             $
 	short-term debt

H.	Equity securities of                        $             $
 	brokers or dealers
 	or parents of brokers
	 or dealers

I.	Investment company                          $             $
 	equity securities

J.	All other equity          1                 $164,897      $3,255
 	securities

K.	Other securities                            $             $

L.	Total assets of all       1                 $164,897      $3,255
 	series of registrant


50

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For period ending    12/31/99

File number  811-   8628

128.	[/]	Is the timely payment of principal and interest on any of the portfolio
		securities held by any of Registrants series at the end of the current
		period insured or guaranteed by any entity other than the insurer?  (Y/N)


									Y/N
	[If answer is N (No), go to item 131.]

129.	[/]	Is the issuer of any instrument covered in item 128 delinquent or in
		default as to payment of principal or interest at the end of the
		current period?  (Y/N)
									Y/N
	[If answer is N (No), go to item 131.]

130.	[/]	In computations of NAV or offering price per unit, is any part
		of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
									Y/N

131.		Total expenses incurred by all series of Registrant during the current
		reporting period ($000s omitted)  				$ 1,342

132.	[/]	List the 811 (Investment Company Act of 1940) registration number for
		all Series of Registrant that are being included in this filing:

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-

		811-	811-	811-	811-	811-


51

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This report is signed on behalf of the depositor.

City of:  Dover		State of:  DE		Date:  2/18/2000
Name of Depositor:  Citicorp Life Insurance Company

By: 	/s/ Larry D. Williams				Witness:	/s/ Catherine S. Mulholland
       	Larry D. Williams				        	Catherine S. Mulholland
	   Senior Vice President	 			Sr. Vice President & General Counsel